Long-term Investments	12 Months Ended
Dec. 31, 2023
Schedule of Investments [Abstract]
LONG-TERM INVESTMENTS
4.
LONG-TERM INVESTMENTS

The Group’s long-term investments primarily consist of equity investments without readily determinable fair value, equity method investments and available-for-sale debt investments.

Equity investments without readily determinable fair value

As of December 31, 2022 and 2023, the carrying amounts of the Group’s equity investments without readily determinable fair value were as follows:

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
Initial cost basis	2,286,171	2,474,037	348,461
Cumulative unrealized gains	87,226	82,746	11,655
Cumulative unrealized losses (including impairment)	(710,476)	(970,194)	(136,649)

Total carrying amount	1,662,921	1,586,589	223,467

Impairment charges recognized on equity investments measured using the measurement alternative were RMB168,079, RMB458,559 and RMB280,611 (US$39,523) for the years ended December 31, 2021, 2022 and 2023, respectively.

Total realized and unrealized gains and losses for equity securities without readily determinable fair values for the years ended December 31, 2021, 2022 and 2023 are as follows:

	For the year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Gross unrealized gains (upward adjustments)	94,510	31,295	4,184	589
Gross unrealized losses (downward adjustments excluding impairment)	—	—	(8,211)	(1,156)

Net unrealized gains/(losses) on equity securities held	94,510	31,295	(4,027)	(567)
Net realized gains on equity securities sold	—	—	—	—

Total net gains/(losses) recognized	94,510	31,295	(4,027)	(567)

Equity method investments

In July 2018, the Group acquired a 32% outstanding equity interest amounting to RMB796,000 in Beijing Xin’ai Sports Media Technology Co., Ltd (or “Xin’ai”) that is engaged in the operation of a sports content platform. The Group has significant influence over the investee and therefore accounts for its equity interest as an equity method investment. The excess of the carrying value of the investment over the proportionate share of Xin’ai’s net assets of RMB609,502 was recognized as basis differences and investment goodwill. As of December 31, 2022 and 2023, the Group’s equity interest in Xin’ai was diluted to 23%, due to subsequent rounds of equity financing.

Strawbear Entertainment Group (or “Strawbear”), a company listed on the Hong Kong Stock Exchange (“HKSE”), is a major drama series producer and distributor in the PRC, covering the investment, development, production and distribution of TV series and web series. In November 2018 and May 2020, the Group acquired a total of 19.57% equity interest for a total cash consideration of US$55,139 in Strawbear and accounted for the investment using the measurement alternative as the shares held by the Group are not considered in-substance common stock. Upon the completion of the initial public offering of Strawbear on January 15, 2021, the shares held by the Group were automatically converted to common stock, and the Group’s equity interest in Strawbear was diluted to 14.68%. The Group can actively participate in the significant operation and financing decisions of Strawbear through its two seats on Strawbear’s board of directors with a total of nine members. Accordingly, the Group is considered to have significant influence over Strawbear and accounts for such investment as an equity method investment with an initial carrying value amounting to RMB443,670. The excess of the carrying value of the investment over the proportionate share of Strawbear’s net assets of RMB225,336 was recognized as basis differences and investment goodwill. In 2022 and 2023, the market value of Strawbear had significantly declined and remained below the carrying value of the investment for a prolonged period of time. Therefore, the Group concluded that the decline in market value of the investment in Strawbear was other-than-temporary and impairment charges of RMB382,715 and RMB55,615 (US$7,833) were recorded for the years ended December 31, 2022 and 2023. As of December 31, 2022 and 2023, the Group’s equity interest in Strawbear was 13.97% and 13.90%, respectively. As of December 31, 2023, the Group’s investments in Strawbear had a fair value of RMB43,343 (US$6,105) based on the closing share price.

In January 2022, the Group entered into an amended shareholder agreement with other investors of Beijing Dreamagic Science and Technology Co., Ltd. (or “Dreamagic”), a subsidiary of the Group in the business of producing virtual reality equipment for which the Group held an 81.95% interest in Dreamagic’s common stock while other investors hold preferred stock (44.6% on a fully diluted basis). The amended shareholder agreement included substantive changes to (i) increase the number of votes to 60% of the outstanding voting interests for significant decisions of Dreamagic that are made in the ordinary course of business; and (ii) reduce the number of seats on Dreamagic's board of directors to three seats with a total of seven members. As a result, the Group lost control and deconsolidated Dreamagic but can still participate in the significant operation and financing decisions of Dreamagic, and is considered to have significant influence over Dreamagic and accounts for its common stock investment as an equity method investment with an initial carrying value amounting to RMB250,502. The excess of the carrying value of the investment over the proportionate share of Dreamagic's net assets of RMB208,084 was recognized as basis differences and investment goodwill. In addition, the preferred stock investment of 7.28% held by the Group, on a fully diluted basis, contains substantive liquidation and redemption preference and is not considered in-substance common stock and accounted for using the measurement alternative. The Group recognized a total gain of RMB367,717 from the transaction in "Others, net" in the consolidated statement of comprehensive loss for the year ended December 31, 2022, of which substantially all of the gain relates to the re-measurement of the Group's retained investment in Dreamagic. The fair value of the retained investment was determined by estimating the total equity value of Dreamagic using an option pricing model based on the observable transaction price of a recent round of financing and then allocating the total estimated equity value to each class of equity based on their different rights and obligations. Dreamagic is considered a related party after deconsolidation. Upon deconsolidation, a financial liability with a maximum potential amount of RMB140,044 was recognized for the Group’s obligation to guarantee payments to certain guaranteed preferred shareholders if Dreamagic is unable to pay the redemption price of the preferred shares in full upon the occurrence of redemption or liquidation event, which partially offset the disposal gain. As of December 31, 2022 and 2023, the Group’s equity interests of common stock were diluted to 42.66% on a fully diluted basis, due to a subsequent issuance of preferred equity financing.

As of December 31, 2022 and 2023, the Group also held several other equity method investments through its subsidiaries or VIEs, all of which the Group can exercise significant influence but does not own a majority equity interest in or has control over. The other equity method investments were not significant. The carrying amounts of the Group’s equity method investments including Xin’ai, Strawbear and Dreamagic were RMB279,095 and RMB183,375 (US$25,828) as of December 31, 2022 and 2023, respectively.

Available-for-sale debt investments

Available-for-sale debt investments are measured at fair value and consist of convertible debt instruments issued by private companies and investments in equity securities that are redeemable at the Company’s option with no contractual maturity date.

	As of
	December 31,	December 31,	December 31,
	2022	2023	2023
	RMB	RMB	US$
Cost or Amortized cost	319,975	315,087	44,380
Gross unrealized gains	176,219	169,008	23,804
Gross unrealized losses	(10,870)	(18,089)	(2,548)

Fair value	485,324	466,006	65,636